Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 1,978,578	$ 1,901,764
Ireland
Segment Reporting Information [Line Items]
Revenue	511,834	367,359
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	414,223	456,064
U.S.
Segment Reporting Information [Line Items]
Revenue	844,404	970,629
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 208,117	$ 107,712